Pay vs Performance Disclosure - USD ($)	12 Months Ended			36 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2025
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

First Trinity Financial Corporation pay versus performance table is summarized as follows:

			Average Summary
	Summary Compensation	Compensation	Compensation Table Total	Average Compensation	Value of Initial Fixed $100
	Table Total for Principal	Actually Paid	for Named Executive Officers	Actually Paid to	Investment Based On
	Executive Officer ("PEO")	to PEO	("NEOs") Excluding PEO	NEOs Excluding PEO	Total Shareholder Return	Net Income
Year	($)	($)	($)	($)	($) (1)	($)

2025	985,039	985,039	384,408	384,408		6,156,120
2024	1,023,729	1,023,729	379,027	379,027		7,260,748
2023	903,010	903,010	338,617	338,617		7,915,361

(1)	First Trinity Financial Corporation is a small reporting company and is not required to provide this information.

Gregg E. Zahn is the Company's PEO and Jeffrey J. Wood is the Company's NEO, Non-PEO. Mr. Zahn's contractual base compensation increases each year by six percent.  Mr. Zahn also receives a contractual profitability bonus of five percent of annual audited U.S. GAAP net income and a $24,000 annual car allowance. Mr. Wood's contractual base compensation increases each year by six percent.  Mr. Wood is also eligible for a discretionary  bonus based on performance and also has a $12,000 annual car allowance.

PEO Total Compensation Amount	$ 985,039	$ 1,023,729	$ 903,010
PEO Actually Paid Compensation Amount	985,039	1,023,729	903,010
Non-PEO NEO Average Total Compensation Amount	384,408	379,027	338,617
Non-PEO NEO Average Compensation Actually Paid Amount	384,408	379,027	338,617
Net Income (Loss)	$ 6,156,120	$ 7,260,748	$ 7,915,361
PEO Name				Gregg E. Zahn